March 5, 1997


EDGAR Postmaster, BDM: Postmaster


  Re:Anchor Series Trust
Securities Act File No. 2-86188
Post-Effective Amendment No. 27

Ladies and Gentlemen:

I hereby represent that, with
respect to the Prospectus and
Statement of Additional Information
of the above-referenced Fund, dated
February 28, 1997, no changes were made
from the Prospectus and the Statement
of Additional Information contained in
Post Effective Amendment No. 27 to
the Fund's Registration Statement on
Form N-1A, which was filed with the
Commission on February 28, 1997.

Please provide a Notice of Acceptance
for receipt of this filing.


Very truly yours

/s/ Robert M. Zakem
Robert M. Zakem
Senior Vice President
and General Counsel